Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Schedule of expected future minimum lease payments	Significant expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:
Amount
$
Less than 1 year	5,634
1 – 5 years	71
5,705